Consolidated Balance Sheets - USD ($)	Mar. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
CURRENT ASSETS
Cash	$ 3,468	$ 253,507	$ 79,073
Prepaid expenses	50,229	96,892	125,625
Total current assets	53,697	350,399	204,698
Cash held in Trust Account	3,561,690	3,349,591	28,668,218
TOTAL ASSETS	3,615,387	3,699,990	28,872,916
CURRENT LIABILITIES
Accounts payable	143,440	79,886	142,093
Franchise tax payable	259,906	209,906	200,000
Income tax payable	479,279	479,279	529,505
Promissory note – related party		4,445,458	1,757,255
Due to affiliate	277,000	607,000	607,000
Convertible note - related party, net of debt discount	4,179,808
Excise tax liability	1,477,147	1,313,485	935,214
Total current liabilities	6,846,580	7,135,014	4,171,067
Warrant liabilities	4,275	2,736	1,881
Deferred underwriting fee payable	4,025,000	4,025,000	4,025,000
Total Liabilities	10,875,855	11,162,750	8,197,948
COMMITMENTS AND CONTINGENCIES
REDEEMABLE COMMON STOCK
Common stock subject to possible redemption, $0.001 par value, 277,511 and 2,562,567 shares at redemption value of $10.15 and $10.90 per share, respectively, at December 31, 2024 and 2023	2,822,505	2,816,791	27,938,713
STOCKHOLDERS’ DEFICIT
Common stock, $0.001 par value; 500,000,000 shares authorized; 3,445,000 shares issued and outstanding at December 31, 2024 and 2023 (excluding 277,511 shares subject to possible redemption)	3,445	3,445	3,445
Additional paid-in capital	935,133
Accumulated deficit	(11,021,551)	(10,282,996)	(7,267,190)
Total Stockholders’ Deficit	(10,082,973)	(10,279,551)	(7,263,745)
LIABILITIES, REDEEMABLE COMMON STOCK AND STOCKHOLDERS’ DEFICIT	3,615,387	3,699,990	$ 28,872,916
Related Party [Member]
CURRENT LIABILITIES
Promissory note – related party		4,445,458
Third Party [Member]
CURRENT LIABILITIES
Promissory note – related party	$ 30,000